Sales Revenues - Summary Of Breakdown Of Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Contract liabilities [abstract]
Contract liabilities	¥ 854,679	¥ 700,229	¥ 695,235